CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 140,205	$ 715,580
Total Assets	346,562,390	347,610,494
Liabilities
Warrants, at fair value		42,283,500
Total liabilities	71,130,979	55,343,896
Commitments and Contingencies
Temporary Equity
Class A common stock, $0.0001 par value; 27,043,141 and 28,726,659 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	270,431,410	287,266,590
Members' Equity
Accumulated deficit	(34,666,501)	(17,831,314)
Total Liabilities and Stockholders' Equity	346,562,390	347,610,494
Sunlight
Assets
Cash and cash equivalents	62,521,000	49,583,000
Restricted cash	3,861,000	3,122,000
Advances (net of allowance for credit losses of $211 and $121)	40,768,000	35,280,000
Financing receivables (net of allowance for credit losses of $111 and $125)	4,707,000	5,333,000
Property and equipment, net	5,693,000	5,725,000
Due from Affiliates	1,839,000
Other assets	4,340,000	7,030,000
Total Assets	123,729,000	106,073,000
Liabilities
Accounts payable and accrued expenses	18,873,000	15,782,000
Funding commitments	22,164,000	18,386,000
Debt	20,613,000	14,625,000
Distributions payable		7,522,000
Due to affiliate	761,000
Warrants, at fair value	9,708,000	5,643,000
Other liabilities	1,076,000	1,502,000
Total liabilities	73,195,000	63,460,000
Members' Equity
Other ownership interests' capital	1,457,000	1,439,000
Accumulated deficit	(850,611,000)	(623,342,000)
Total members' equity	(849,154,000)	(621,903,000)
Total Liabilities and Stockholders' Equity	123,729,000	106,073,000
Preferred class A -3 unit members' capital
Liabilities
Distributions payable		5,000,000.0
Preferred class A -3 unit members' capital | Sunlight
Temporary Equity
Class A common stock, $0.0001 par value; 27,043,141 and 28,726,659 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	338,620,000	260,428,000
Preferred class A-2 unit members' capital
Liabilities
Distributions payable		1,200,000
Preferred class A-2 unit members' capital | Sunlight
Temporary Equity
Class A common stock, $0.0001 par value; 27,043,141 and 28,726,659 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	213,218,000	154,286,000
Preferred class A-1 unit members' capital | Sunlight
Temporary Equity
Class A common stock, $0.0001 par value; 27,043,141 and 28,726,659 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	279,554,000	202,045,000
Common unit members' capital | Sunlight
Temporary Equity
Class A common stock, $0.0001 par value; 27,043,141 and 28,726,659 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	$ 68,296,000	$ 47,757,000